Exhibit 99.1

World Omni Auto Receivables Trust 2023-C
Monthly Servicer Certificate
August 31, 2026

Dates Covered
Collections Period	08/01/26 - 08/31/26
Interest Accrual Period	08/17/26 - 09/14/26
30/360 Days	30
Actual/360 Days	29
Distribution Date	09/15/26

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 07/31/26	209,393,443.52	15,334
Yield Supplement Overcollateralization Amount 07/31/26	10,992,891.38	0
Receivables Balance 07/31/26	220,386,334.90	15,334
Principal Payments	12,021,304.80	327
Defaulted Receivables	360,109.57	18
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 08/31/26	10,081,779.66	0
Pool Balance at 08/31/26	197,923,140.87	14,989

Pool Statistics	$ Amount	# of Accounts
Pool Factor	17.88%
Prepayment ABS Speed	1.21%
Aggregate Starting Principal Balance	1,163,498,581.79	43,008

Delinquent Receivables:
Past Due 31-60 days	5,245,923.76	254
Past Due 61-90 days	2,147,384.26	106
Past Due 91-120 days	432,975.50	21
Past Due 121+ days	0.00	0
Total	7,826,283.52	381

Total 31+ Delinquent as % Aggregate Ending Principal Balance	3.76%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	1.24%
Delinquency Trigger Occurred	NO

Recoveries	267,799.00
Aggregate Net Losses/(Gains) - August 2026	92,310.57
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.50%
Prior Net Losses/(Gains) Ratio	0.17%
Second Prior Net Losses/(Gains) Ratio	0.05%
Third Prior Net Losses/(Gains) Ratio	0.21%
Four Month Average	0.23%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.79%

Overcollateralization Target Amount	5,206,702.45
Actual Overcollateralization	5,206,702.45
Weighted Average Contract Rate	6.35%
Weighted Average Contract Rate, Yield Adjusted	10.74%
Weighted Average Remaining Term	29.30

Flow of Funds	$ Amount
Collections	13,453,441.33
Investment Earnings on Cash Accounts	9,111.54
Servicing Fee	(183,655.28)
Transfer to Collection Account	-
Available Funds	13,278,897.59

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	666,836.85
(3) Noteholders’ First Priority Principal Distributable Amount	-
(4) Class B Interest	139,360.00
(5) Noteholders’ Second Priority Principal Distributable Amount	-
(6) Class C Interest	71,859.58
(7) Noteholders’ Third Priority Principal Distributable Amount	6,263,600.20
(8) Required Reserve Account	-
(9) Noteholders’ Principal Distributable Amount	5,206,702.45
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	930,538.51

Total Distributions of Available Funds	13,278,897.59

Servicing Fee	183,655.28
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	991,900,000.00
Original Class B	31,200,000.00
Original Class C	15,650,000.00

Total Class A, B, & C
Note Balance @ 08/17/26	204,186,741.07
Principal Paid	11,470,302.65
Note Balance @ 09/15/26	192,716,438.42

Class A-1
Note Balance @ 08/17/26	0.00
Principal Paid	0.00
Note Balance @ 09/15/26	0.00
Note Factor @ 09/15/26	0.0000000%

Class A-2a
Note Balance @ 08/17/26	0.00
Principal Paid	0.00
Note Balance @ 09/15/26	0.00
Note Factor @ 09/15/26	0.0000000%

Class A-2b
Note Balance @ 08/17/26	0.00
Principal Paid	0.00
Note Balance @ 09/15/26	0.00
Note Factor @ 09/15/26	0.0000000%

Class A-3
Note Balance @ 08/17/26	73,336,741.07
Principal Paid	11,470,302.65
Note Balance @ 09/15/26	61,866,438.42
Note Factor @ 09/15/26	19.5594178%

Class A-4
Note Balance @ 08/17/26	84,000,000.00
Principal Paid	0.00
Note Balance @ 09/15/26	84,000,000.00
Note Factor @ 09/15/26	100.0000000%

Class B
Note Balance @ 08/17/26	31,200,000.00
Principal Paid	0.00
Note Balance @ 09/15/26	31,200,000.00
Note Factor @ 09/15/26	100.0000000%

Class C
Note Balance @ 08/17/26	15,650,000.00
Principal Paid	0.00
Note Balance @ 09/15/26	15,650,000.00
Note Factor @ 09/15/26	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	878,056.43
Total Principal Paid	11,470,302.65
Total Paid	12,348,359.08

Class A-1
Coupon	5.60700%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	5.57000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
SOFR Rate	3.63650%
Coupon	4.04650%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	5.15000%
Interest Paid	314,736.85
Principal Paid	11,470,302.65
Total Paid to A-3 Holders	11,785,039.50

Class A-4
Coupon	5.03000%
Interest Paid	352,100.00
Principal Paid	0.00
Total Paid to A-4 Holders	352,100.00

Class B
Coupon	5.36000%
Interest Paid	139,360.00
Principal Paid	0.00
Total Paid to B Holders	139,360.00

Class C
Coupon	5.51000%
Interest Paid	71,859.58
Principal Paid	0.00
Total Paid to C Holders	71,859.58

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.8453010
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	11.0424093
Total Distribution Amount	11.8877103

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.9950580
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	36.2639983
Total A-3 Distribution Amount	37.2590563

A-4 Interest Distribution Amount	4.1916667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	4.1916667

B Interest Distribution Amount	4.4666667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	4.4666667

C Interest Distribution Amount	4.5916665
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	4.5916665

Noteholders’ First Priority Principal Distributable Amount	0.00
Noteholders’ Second Priority Principal Distributable Amount	0.00
Noteholders’ Third Priority Principal Distributable Amount	546.07
Noteholders’ Principal Distributable Amount	453.93

Account Balances	$ Amount
Reserve Account
Balance as of 08/17/26	2,603,351.22
Investment Earnings	7,738.04
Investment Earnings Paid	(7,738.04)
Deposit/(Withdrawal)	-
Balance as of 09/15/26	2,603,351.22
Change	-

Required Reserve Amount	2,603,351.22

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$1,457,504.41	1,981,643.89	1,818,523.59
Number of Extensions	77	99	83
Ratio of extensions to Beginning of Period Receivables Balance	0.66%	0.85%	0.73%